INVESTMENT PROPERTY (Tables)	6 Months Ended
Jun. 28, 2024
INVESTMENT PROPERTY [Abstract]
Disclosure of detailed information about investment property
The following table summarises the movement in net book value for investment property during the six months ended 28 June 2024:

Total
€ million
Net book value as at 31 December 2023	—
Acquisition of CCBPI	46
Transfers from property, plant and equipment	33
Currency translation adjustments	(3)
Net book value as at 28 June 2024	76